Expense Example {- International Capital Appreciation Portfolio} - 02.28 VIP International Capital Appreciation Portfolio Investor PRO-09 - International Capital Appreciation Portfolio - VIP International Capital Appreciation Portfolio-Investor VIP
Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 92
3 years	287
5 years	498
10 years	$ 1,108